Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:  484-583-8711

Email:  sam.goldstein@LFG.com

VIA EDGAR

November 30, 2017

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	180
	Series:	LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP Managed Risk Profile 2050 Fund

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 176 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, for the Series noted above.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel